Notes to the Profit or Loss Statement (Tables)	12 Months Ended
Dec. 31, 2020
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Summary Of Revenue

	Proprietary Development			Partnered Discovery
in 000’ €	2020	2019	2018	2020	2019	2018
Product Sales, Net	22,983	0	0	0	0	0
License Fees	236,051	0	50,596	43	265	618
Milestone Payments	847	29,100	0	3,978	1,370	3,917
Service Fees	18,749	5,186	3,014	2,580	4,046	2,919
Royalties	0	0	0	42,467	31,788	15,379

Total	278,630	34,286	53,610	49,068	37,469	22,833

Summary of Cost of Sales
Cost of sales consisted of the following:

in 000’ €	2020	2019	2018
Expensed Acquisition or Production Cost of Inventories	5,564	0	0
Personnel Expenses	11,054	3,233	1,797
Impairment (+) and Reversals of Impairment (-) on Inventories	(9,933)	8,685	0
Other Operating Expenses	12	18	0
Impairment, Amortization and Other Costs of Intangible Assets	2,251	0	0
External Services	128	49	0
Depreciation and Other Costs for Infrastructure	98	100	0

Total	9,174	12,085	1,797

Summary of Research and Development Expenses
Research and development expenses consisted of the following:

in 000’ €	2020	2019	2018
Personnel Expenses	35,495	30,131	25,288
Impairment (+) and Reversals of Impairment (-) on Inventories	(3,338)	0	0
Consumable Supplies	3,239	2,874	2,310
Other Operating Expenses	2,498	3,142	2,761
Impairment, Amortization and Other Costs of Intangible Assets	20,201	5,631	22,760
External Services	74,663	60,710	47,889
Depreciation and Other Costs for Infrastructure	8,669	5,944	5,389

Total	141,427	108,432	106,397

Summary of Selling Expenses
Selling expenses consisted of the following:

in 000’ €	2020	2019	2018
Personnel Expenses	52,959	6,967	2,536
Consumable Supplies	125	14	3
Other Operating Expenses	3,360	1,158	538
Amortization of Intangible Assets	8	11	25
External Services	50,591	14,150	2,953
Depreciation and Other Costs for Infrastructure	700	371	328

Total	107,743	22,671	6,383

Summary of General and Administrative Expenses
General and administrative expenses consisted of the following:

in 000’ €	2020	2019	2018
Personnel Expenses	32,352	23,382	15,016
Consumable Supplies	565	389	15
Other Operating Expenses	1,250	1,875	1,012
Amortization of Intangible Assets	55	39	97
External Services	13,097	9,241	4,475
Depreciation and Other Costs for Infrastructure	4,084	1,739	1,313

Total	51,403	36,665	21,928

Summary of Personnel Expenses
Personnel expenses consisted of the following:

in 000’ €	2020	2019	2018
Wages and Salaries	99,438	43,476	30,349
Social Security Contributions	8,043	5,686	4,341
Share-based Payment Expense	8,955	6,654	5,585
Temporary Staff (External)	5,760	2,633	1,241
Other	9,664	5,264	3,121

Total	131,860	63,713	44,637

Summary Of Number Of Employees
The following number of employees as of December 31 of a given year were employed in the various functions and allocated to the segments as follows:

	2020	2019	2018
Research and Development	351	300	246
Selling	142	40	21
General and Administrative	122	86	62
Total	615	426	329
Proprietary Development	423	249	209
Partnered Discovery	59	61	49
Unallocated	133	116	71

Total	615	426	329

Summary of Other Income and Expenses, Finance Income and Expenses
The other income and other expenses are shown in the following overview.

in 000’ €	2020	2019	2018
Gain from Deconsolidation of Lanthio Entities	379	0	0
Gain on Foreign Exchange from Operating Activities	13,656	233	677
Grant Income	61	98	153
Gain from recognition of previously unrecognized intangible assets	0	0	350
Income from Other Items	489	474	465
Other Income	14,585	805	1,645

Loss on Foreign Exchange from Operating Activities	(4,581)	(413)	(457)
Expenses from Other Items	(594)	(214)	(232)
Other Expenses	(5,175)	(627)	(689)

The finance income and finance expenses are shown in the following overview.

in 000’ €	2020	2019	2018
Foreign Currency Gains from Financial Liabilities from Collaborations	66,379	0	0
Gain from Changes of Estimates in Financial Assets from Collaborations	15,616	0	0
Gain from Foreign Currency Hedging	698	1,476	322
Gain on Financial Assets at Fair Value through Profit or Loss	8,121	1,101	5
Interest Income on Other Financial Assets at Amortized Cost	1,233	223	91
Finance Income	92,047	2,799	418

Foreign Currency Losses from Financial Assets from Collaborations	(5,549)	0	0
Effective Interest Expenses from Financial Liabilities from Collaborations	(15,329)	0	0
Losses from Changes of Estimates in Financial Liabilities from Collaborations	(24,565)	0	0
Losses from Foreign Currency Hedging	(4,950)	(214)	(444)
Loss on Financial Assets at Fair Value through Profit or Loss	(32,138)	(299)	(85)
Interest Expenses for Other Financial Assets at Amortized Cost	(9,391)	(796)	(53)
Interest Expenses on Lease Liabilities	(1,174)	(932)	0
Interest Expenses for Financial Liabilities at Amortized Cost	(2,454)	0	(126)
Bank Fees	(664)	(31)	(46)
Finance Expenses	(96,215)	(2,273)	(754)

Schedule of Net Gains or Losses Resulted from Financial Instruments
The following net gains or losses resulted from financial instruments in the financial year:

in 000’ €	2020	2019	2018
Financial Assets at Fair Value through Profit or Loss	(18,202)	2,063	(202)
Other Financial Assets at Amortized Cost	(8,860)	299	(978)
Shares at Fair Value through Other Comprehensive Income	1,260	(1,160)	(127)
Financial Liabilities at Amortized Cost	24,031	0	(126)

Total	(1,771)	1,202	(1,433)

Summary of Income Taxes

in 000’ €	2020	2019	2018
Current Tax Benefit / (Expense) (Thereof Regarding Prior Years: k€ 66; 2019: € 0; 2018: k€ 1)	(67,073)	(1)	1
Deferred Tax Benefit / (Expenses)	142,472	3,507	4,304

Total Income Tax Benefit / (Expenses)	75,399	3,506	4,305

Summary of Reconciliation of Expected Income Tax Expense with Actual Income Tax Expense

in 000’ €	2020	2019	2018
Earnings Before Income Taxes	22,492	(106,520)	(60,477)
Expected Tax Rate	26.675%	26.675%	26.675%
Expected Income Tax	(6,000)	28,414	16,132
Tax Effects Resulting from:
Premium from Capital Increase by Incyte	14,182	0	0
Share-based Payment	(1,823)	(387)	(363)
Permanent Differences	4,991	(101)	0
Non-Tax-Deductible Items	(9,718)	(151)	(126)
Differences in Profit or Loss-Neutral Adjustments	0	(310)	3,716
Non-Recognition of Deferred Tax Assets on Temporary Differences	0	0	(349)
Non-Recognition of Deferred Tax Assets on Current Year Tax Losses	0	(24,285)	(14,497)
Recognition of Deferred Tax Assets on Prior Year Temporary Differences	6,548	0	0
Effect from Utilization of Loss Carryforwards for which no Deferred Tax Assets were recognized	66,472	0	0
Tax Rate Differences to Local Tax Rates	140	(1,461)	(268)
Effect of Tax Rate Changes	0	1,789	0
Prior Year Taxes	0	0	1
Other Effects	607	(2)	59
Actual Income Tax	75,399	3,506	4,305
Effective Tax Rate	335.2%	(3.3)%	(7.1)%

Summary Of Detailed Information About In Limited Unlimited Carry Forward Tax Losses

in 000’ €	Unlimited Carry-Forward of Tax Losses	Limited Carry-Forward of Tax Losses
Tax Losses from Prior Years	295,417	20,435
Tax Losses from Current Year	0	0
Reclassification to Temporary Differences	(27,453)	0
Expiry / Deconsolidation	(18,772)	(20,435)
Utilization of Tax Losses	(249,193)	0

Total Tax Losses as of December 31, 2020	0	0

Schedule of Deferred Tax Assets and Deferred Tax Liabilities
Deferred tax assets and deferred tax liabilities consisted of the following:

in 000’s €, as of December 31	Deferred Tax Asset 2020	Deferred Tax Asset 2019	Deferred Tax Liability 2020	Deferred Tax Liability 2019
Collaborations	137,778	0	5,475	0
Convertible Bonds	113	0	13,653	0
Leases	824	1	787	448
Intangible Assets	8,753	8,138	517	1,351
Inventories	1,328	0	0	0
Receivables and Other Assets	1,099	0	211	55
Property, Plant and Equipment	0	0	381	0
Other Provisions	2,581	0	2,723	9,778
Other Liabilities	0	0	980	350
Tax Losses	0	3,843	0	0
Offsetting	(19,670)	(11,982)	(19,670)	(11,982)

Total	132,806	0	5,057	0

Schedule of Changes in Deferred Taxes

	Changes in Deferred Taxes in 2020
in 000’s €, as of December 31	Recognized in Profit or Loss Income / (Expense)	Recognized in Equity
Collaborations	132,303	0
Convertible Bonds	(806)	(12,734)
Leases	484	0
Intangible Assets	1,449	0
Inventories	1,328	0
Receivables and Other Assets	943	0
Property, Plant and Equipment	(381)	0
Other Provisions	9,636	0
Other Liabilities	(630)	0
Tax Losses	(3,843)	0
Foreign Currency Translation Differences	642	0

Total	141,125	(12,734)

Calculation of Weighted Average Number of Ordinary Shares
The table below shows the calculation of the weighted-average number of ordinary shares.

	2020	2019
Shares Issued on January 1	31,957,958	31,839,572
Effect of Treasury Shares Held on January 1	(225,800)	(281,036)
Effect of Share Issuance	725,953	0
Effect of Transfer of Treasury Stock / Shares Issued in January	3,291	247
Effect of Transfer of Treasury Stock / Shares Issued in February	0	230
Effect of Transfer of Treasury Stock / Shares Issued in March	17,516	208
Effect of Transfer of Treasury Stock / Shares Issued in April	12,561	10,500
Effect of Transfer of Treasury Stock / Shares Issued in May	22,106	5,789
Effect of Transfer of Treasury Stock / Shares Issued in June	183	296
Effect of Transfer of Treasury Stock / Shares Issued in July	707	588
Effect of Transfer of Treasury Stock / Shares Issued in August	631	1,533
Effect of Transfer of Treasury Stock / Shares Issued in September	5,829	25,122
Effect of Transfer of Treasury Stock / Shares Issued in October	4,709	331
Effect of Transfer of Treasury Stock / Shares Issued in November	0	7,702
Effect of Transfer of Treasury Stock / Shares Issued in December	0	73

Weighted-average Number of Shares of Common Stock	32,525,644	31,611,155

Summary Of Reconciliation Of Earning Per Share
The following table shows the reconciliation of basic earnings per share to diluted earnings per share (in €, except for disclosures in shares).

2020
Numerator (in €)
Consolidated Net Profit - used in calculating Basic Earnings per Share	97,890,576
Interest in connection with Dilutive Shares	654,487
Profit used in calculating Diluted Earnings per Share	98,545,063
Denominator (in Shares)
Weighted average Ordinary Shares Used in Calculating Basic Earnings per Share	32,525,644
Dilutive Shares	642,208
Weighted average Ordinary Shares and potential Ordinary Shares Used in Calculating Diluted Earnings per Share	33,167,852
Earnings per Share (in €)
Basic	3.01

Diluted	2.97